Intangible Assets, Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2016 (actual)	$ 1,192	$ 1,246	$ 1,370
Estimate for year ended December 31,
2017	1,408
2018	1,276
2019	291
2020	257
2021	220
Finite lived intangible assets [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2016 (actual)	1,478
Amortized MSRs [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2016 (actual)	269
Estimate for year ended December 31,
2017	252
2018	210
2019	186
2020	170
2021	146
Core deposit intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2016 (actual)	919
Estimate for year ended December 31,
2017	851
2018	769
2019	0
2020	0
2021	0
Customer relationship and other intangibles [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2016 (actual)	290
Estimate for year ended December 31,
2017	305
2018	297
2019	105
2020	87
2021	74
Lease Agreements [Member]
Finite-Lived Intangible Assets, Future Amortization Expense, Current and Five Succeeding Fiscal Years [Abstract]
Year ended December 31, 2016 (actual)	$ 18